DERIVATIVE LIABILITY (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014
Notes to Financial Statements
Dividend yield (per share)		0.00%	0.00%
Strike price		$ 0.88	$ 1.027
Volatility (annual)		199.00%	199.00%
Risk-free rate		0.05%	0.05%
Contractual term (years)		22 days	2 months 27 days
Fair value of Conversion Option at extinguishment		$ 4,000	$ 708,000	$ 712,000